IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Provisions for impairment of property, plant and equipment	$ 76,042	$ 1,035
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Provisions for impairment of property, plant and equipment	$ 13,774	$ 11,395	$ 10,430